Commitments and Contingencies	6 Months Ended
Apr. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
17.	Commitments and contingencies

The Company and its wholly-owned subsidiaries may be involved in certain legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company and its wholly-owned subsidiaries determine whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company and its wholly-owned subsidiaries do not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.